Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data Disclosure [Abstract]
Quarterly Financial Information Text Block

Quarterly Financial Data (unaudited)

The following unaudited quarterly financial data is presented on a consolidated basis for each of the years ended December 31, 2011 and December 31, 2010. Quarterly financial results necessarily rely heavily on estimates. This and certain other factors, such as the seasonal nature of portions of the insurance business, suggest the need to exercise caution in drawing specific conclusions from quarterly consolidated results. This quarterly data has been updated from the Company's 2011 Form 10-K to reflect the retrospective adoption of amended accounting guidance for deferred policy acquisition costs effective January 1, 2012. See Note 2 to the Consolidated Financial Statements within this Form 8-K for additional information.

(In millions, except per share amounts)				Three Months Ended
	March 31		June 30			Sept. 30		Dec. 31
Consolidated Results
2011
Total revenues		$5,411		$5,507		$5,610		$5,460
Income from continuing operations before income taxes		579		592		273		432
Shareholders' net income		413	(1)	391	(2)	183	(3)	273	(4)
Shareholders' net income per share:	1
Basic		1.53		1.46		0.68		0.99
Diluted		1.51		1.43		0.67		0.98
2010
Total revenues		$5,204		$5,352		$5,264		$5,427
Income from continuing operations before income taxes		408		423		447		524
Shareholders' net income		258	(5)	282	(6)	294	(7)	445	(8)
Shareholders' net income per share:
Basic		0.94		1.03		1.09		1.65
Diluted		0.93		1.02		1.08		1.63
Stock and Dividend Data
2011
Price range of common stock — high		$44.29		$51.81		$52.95		$47.61
— low		$36.76		$42.80		$40.24		$38.82
Dividends declared per common share		$0.040		$-		$-		$-
2010
Price range of common stock — high		$39.26		$37.61		$36.03		$38.53
— low		$32.00		$30.78		$29.12		$34.33
Dividends declared per common share		$0.040		$-		$-		$-

(1)       The first quarter of 2011 includes an after-tax gain of $13 million for the GMIB business and a net tax benefit of $24 million related to the resolution of a Federal tax matter.

(2)       The second quarter of 2011 includes an after-tax loss of $21 million for the GMIB business.

(3)       The third quarter of 2011 includes an after-tax loss of $134 million for the GMIB business.

(4)       The fourth quarter of 2011 includes an after-tax gain of $7 million for the GMIB business and, an after-tax charge of $31 million for costs associated with acquisitions.

(5)       The first quarter of 2010 includes an after-tax gain of $5 million for the GMIB business.

(6)       The second quarter of 2010 includes an after-tax loss of $104 million for the GMIB business.

(7)       The third quarter of 2010 includes an after-tax loss of $10 million for the GMIB business.

(8)       The fourth quarter of 2010 includes an after-tax gain of $85 million for the GMIB business, an after-tax charge of $20 million for the loss on a reinsurance transaction, a net tax benefit of $101 million related to the resolution of a Federal tax matter, and an after-tax charge of $39 million related to the early extinguishment of debt.